Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Change in segment

Subsequent to the acquisition of Shenzhen Letsvan (Note 3), a new reportable segment “pop toy business” was identified by the Group, resulting in three reportable segments: 1) learning service and others, 2) consumer business, and 3) pop toy business. Prior period segment results have been recast to conform to the current presentation. See Note 25 “Segment Information” for additional information.

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the consolidated VIEs (including the VIEs’ subsidiaries).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, and the right to receive benefit from the entity that could potentially be significant to the entity, and therefore the Company or its subsidiaries shall be deemed to have a controlling financial interest in the entity and is the primary beneficiary of the entity.

All significant intercompany transactions and balances between the Company, its wholly owned subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expense during the reporting period and disclosed in the consolidated financial statements and accompanying notes.

Accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition based on the estimated average learning period of the learners, estimate of refund liabilities, recognition of breakage revenue from inactive learners, variable consideration in revenue recognition, provision of credit losses of receivables, inventory write down, fair value of short-term investments and long term investments, initial measurement of leases, depreciation and amortization of long-lived assets, impairment of goodwill and long-lived assets, valuation of intangible assets and remeasurement of previously-held investments in connection with the business combination transaction, the valuation allowance of deferred tax assets, withholding tax on undistributed earnings, fair value of non-controlling interests, as well as the valuation and recognition of share-based compensation arrangements. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

Foreign currency translation
(d)	Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiaries incorporated in the Cayman Islands, BVI and Hong Kong is United States dollars (“US$”). The Group’s PRC subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive (loss)/income.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.

The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income/(loss) in the consolidated statement of changes in shareholders’ equity and a component of other comprehensive income/(loss) in the consolidated statement of operations and comprehensive (loss)/income.

Convenience translation
(e)	Convenience translation

Translations of the consolidated balance sheet, the consolidated statement of operations and comprehensive (loss)/income and the consolidated statement of cash flows from RMB into US$ as of and for the year ended June 30, 2025 are solely for the convenience of the readers and have been calculated at the rate of US$1.00=RMB7.1636, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized, or settled into US$ at that rate on June 30, 2025, or at any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash
(g)	Restricted cash

Cash that is legally or contractually restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. In accordance with Accounting Standards Codification (“ASC”) 230, the amounts generally described as restricted cash and restricted cash equivalents are included in the total cash, cash equivalents and restricted cash balances in the consolidated statements of cash flows.

Accounts receivable
(h)	Accounts receivable

Accounts receivable is recorded at the invoiced amount and do not bear interest. Accounts receivable mainly represent marketing service fees receivable from financial intermediary enterprises and trade receivable from customers for goods sold.

The Group’s other receivables which were recorded as a component of the prepaid expenses and other current assets and other non-current assets are within the scope of ASC Topic 326.

To estimate expected credit losses, in accordance with ASC Topic 326, the Group has identified the relevant risk characteristics of its customers and the counterparties and the related accounts receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. The allowance for credit losses and corresponding receivables is written off when they are determined to be uncollectible.

Inventories, net
(i)	Inventories, net

Inventories, mainly consisting of products available for sale and raw materials, are recorded at the lower of cost or net realizable value. Cost of inventories is determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable selling cost. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in cost of revenues in the consolidated statements of operations and comprehensive (loss)/income. The Group recorded RMB nil, RMB nil and RMB10,407 inventory obsolescence impairment and RMB nil, RMB nil and RMB4,007 purchase commitment loss for the years ended June 30, 2023, 2024 and 2025, respectively.

Fair value measurement
(j)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, accounts payables, and accrued expenses and other current liabilities approximates their fair values because of their short-term nature. Operating lease liabilities are measured at amortized cost using discounted rates reflected time value of money, thus the carrying amount approximates its fair value. The Group’s short-term investments mainly consisted of wealth management products which contain variable returns, and are measured at fair value (Note 2(k)). For investments in preferred shares that provide the Group redemption rights, the Group elected the fair value option in accordance with ASC Topic 825 (Note 2(p)).

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Group’s non-financial assets, such as property and equipment, intangible assets and goodwill, would be measured at fair value only if they were determined to be impaired.

Short-term investments
(k)	Short-term investments

Short-term investments include (i) wealth management products with variable interest rates or principal non-guaranteed issued by certain financial institutions; (ii) investment in private fund with variable returns which is redeemable on demand after certain lock-up period; (iii) investment in structured notes with principal not protected and with variable returns referenced to performance of underlying assets issued by financial institutions; (iv) investment in equity securities of publicly listed companies for which the Group does not have significant influence. In accordance with ASC 825, Financial Instruments, for financial products with variable returns referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. Investments in marketable securities are accounted for pursuant to ASC 321 and reported at their readily determinable fair value as quoted by market exchanges in the consolidated balance sheets with change in fair value recognized in earnings. Changes in the fair value of these investments are reflected in the consolidated statements of operations and comprehensive (loss)/income as investment income and included in “Others, net”.

Prepayments and other current assets
(l)	Prepayments and other current assets

Prepayments and other current assets mainly consist of prepayments for promotion fees and other service fees, prepaid input value-added tax, deposits, and receivables from third party payment platforms (see Note 7). Prepayments and other current assets are stated at the historical carrying amount net of the allowance for credit losses. The Group reviews other assets on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. Other assets are written off when they are determined to be uncollectible.

Property and equipment, net
(m)	Property and equipment, net

Property and equipment are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The Group has not recorded any impairments of property and equipment for the period presented. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life

Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years
Molds	3-5 years
Furniture	3-5 years
Motor vehicles	4 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included in the consolidated statements of operations and comprehensive (loss)/income.

Intangible assets
(n)	Intangible assets

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either “contractual-legal” or “separability” criterion Intangible assets arising from business combination are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based on either an accelerated method that reflects the pattern in which economic benefits of the intangible assets are consumed if that pattern can be reliably determined and results in higher amortization in the earlier years of the assets’ useful life, or using a straight-line method as follows:

Category	Estimated useful life

Software	1 year to 2 years
Brand name	5 years
Intellectual property rights (“IP Rights”)	10 years
Licensed intellectual properties (“Licensed IPs”)	2-10 years
Channel relationship	3 years

Separately identifiable amortizable intangible assets and other long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amounts by which the carrying amounts of the assets exceed the fair values of the assets.

Goodwill
(o)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (June 30 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

The Group first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Based on the results of the quantitative goodwill impairment test, a full impairment charge in goodwill of RMB7,389 was recorded in the consolidated statements of operations and comprehensive (loss)/income for the year ended June 30, 2024. After the impairment provision, the carrying value of goodwill was reduced to nil as of June 30, 2024.

Long-term investments
(p)	Long-term investments

Investments accounted for at fair value

For investments in preferred shares that provide the Group redemption rights, the Group elected the fair value option in accordance with ASC Topic 825. The investments accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded on consolidated statements of operations and comprehensive (loss)/income in “Others, net”.

Investments accounted for using the equity method

Investments in common stock or in-substance common stock and limited-partnership investments in entities over which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income/(loss). When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee. The Group’s share of the income or losses of an investee is based on the shares of common stock and in-substance common stock held by the Group.

The Group continually reviews its investment in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds.

Impairment of long-lived assets other than goodwill and indefinite-lived intangible assets
(q)	Impairment of long-lived assets other than goodwill and indefinite-lived intangible assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

During the year ended June 30, 2024, the Group recorded long-lived assets impairment of RMB2,652 related to the amortizable intangible assets.

Operating Lease
(r)	Operating Lease

The Group accounts for leases in accordance with ASC 842, Leases (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements.

The Group has operating leases primarily for office space and storage of goods. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset. The Group elects not to apply the recognition requirements of ASC 842 to short-term leases. Variable lease payments are the payments made by a lessee to a lessor for the right to use an underlying asset that vary because of changes in facts or circumstances occurring after the commencement date, other than the passage of time. Variable lease payments are recorded in the period in which the obligation for the payment is incurred. Other operating leases are included in operating lease right-of-use assets, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.

Treasury stock
(s)	Treasury stock

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account on the consolidated balance sheets. Treasury stock is shown separately in the shareholders’ equity before the ultimate disposition of those shares acquired. When the treasury shares are reissued, the Group reduces treasury shares at an amount equal to its cost, and record the reissuance gain in additional paid-in capital; in the case of reissuance loss, the Group record the reissuance loss in additional paid-in capital to the extent of prior reissuance gains, the remaining is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. At retirement or cancellation of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is charged to retained earnings.

Net (loss)/income per ordinary share
(t)	Net (loss)/income per ordinary share

Basic net (loss)/income per ordinary share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net (loss)/income per ordinary share, the weighted average number of ordinary shares is adjusted by the effect of potential dilutive ordinary shares, including ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted net (loss)/income per ordinary share when inclusion of such effect would be anti-dilutive.

The shares repurchased by the Company are excluded from the number of shares outstanding for purposes of computing basic and diluted net (loss)/income per ordinary share in accordance with ASC 260.

Non-controlling interests
(u)	Non-controlling interests

The Group’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to non-controlling interest shareholders of its subsidiaries and VIEs are classified separately as “Non-controlling interests” in the Company’s consolidated statements of operations and comprehensive (loss)/income.

Business combination
(v)	Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.

Consideration transferred in a business combinations are measured at the fair value as of the date of acquisition. Where the consideration in an acquisition includes contingent consideration, and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive (loss)/income.

Revenue recognition
(w)	Revenue recognition

The Group is principally engaged in the operation of an online platform to provide individual online learning services to the individual learners, enterprise services to financial intermediary enterprises, consumer business and pop toy business in the PRC.

Under ASC 606, the Group determined revenue recognition through the following steps:

-	Identification of the contract, or contracts, with a customer;
-	Identification of the performance obligations in the contract;
-	Determination of the transaction price, including the constraint on variable consideration;
-	Allocation of the transaction price to the performance obligations in the contract;
-	Recognition of revenue when (or as) the Group satisfies a performance obligation.

Revenue is measured at the fair value of the consideration received or receivable, and represents amounts receivable for services provided and goods supplied, stated net of discounts, sales incentives, refunds and value-added taxes (“VAT”) collected from customers and remitted to tax authorities. Revenue is recognized when or as the control of the services and goods is transferred to the customer. If control of the services and goods transfers over time, revenue is recognized over the period of the contract by measuring the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines the standalone selling prices based on the prices charged to customers. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

The Group earns its revenues primarily by providing: (i) online learning services of premium courses to learners through its own online platforms, (ii) enterprise services, including marketing and referral services to enterprise customers, (iii) consumer business, including sales of wellness products and other products, (iv) pop toy business, and (v) others.

(i)	Online learning services

The self-operated online learning services refer to online courses whereby the course contents are designed and developed by the Group. The Group is responsible for fulfilling all obligations of the online course delivery according to its sales contracts with the learners. Therefore, the Group determines that the individual learners are the Group’s customers and recognizes revenue on a gross basis.

The Group delivered the self-operated online courses through its own online platforms, including QiNiu, QianChi and JiangZhen, and there are two modes of delivery, namely (i) online community-based training camps or (ii) self-study e-learnings. With respect to an online community-based training camp, it typically includes organized online interactions between the Group’s tutors and the learners in a form of training camp communities or online mentoring, online access of pre-recorded lectures designated for the training camps and certain broadcasting lectures. The Company considered that these elements in a training camp are not separately identifiable from each other, as the training camp represents the combined output for which the learners have contracted. With respect to a self-study e-learning, it is delivered in a form of pre-recorded lessons for the learners to self-study. The promise to provide access to all lessons of the self e-learnings is a series of distinct services as providing access each day is substantially the same. Therefore, each training camp and self-study e-learning is accounted for as a single performance obligation.

All contracts with the learners are billed in advance and upfront full payment of the fee by the learners is required prior to accessing any enrolled course contents. For sales of packages of training camps and self-study e-learnings of different online courses, the Company allocated the transaction price of the package to the different online courses therein based on their relative standalone selling price.

Revenues of a training camp and of a self-study e-learning are recognized over time as the learners simultaneously receives and consumes the benefits provided by the online courses as they retain access to the course contents.

Contractually, through accessing to the Group’s online platforms, the learners retain access to the training camps or self-study e-learnings they purchased for a specified course period (typically ranging from 14 calendar days to 1 year for a training camp and 60 to 90 calendar days for a self-study e-learning) since the training camp commencement date or the purchase date of the e-learnings. However, for certain courses, the Group in practice discretionally allows the learners to retain access to the course contents beyond the corresponding contractual expiry dates. Therefore, the Group recognizes online course revenue ratably over the agreed course period that it provides services to the learners, or, in the case that access beyond the contractual expiry dates is allowed in practice, over the longer of the corresponding contractual service period and the estimated average learning period (the “Average Learning Period”) of the learners, starting when the online courses can be accessed by the learners and the full-refund period expires.

The Group considers a portfolio of relevant data, where available, when estimating the Average Learning Period of the learners for each individual online course, including the weighted-average number of days between the learners’ first and last access to the course contents, and the weighted average total hours spent by the learners to learn the course. The Group believes that considering these factors enables it to determine the best estimation of the time period during which the learners access the online course content and therefore the service period over which the Group provides services to the learners. For the years ended June 30, 2023, 2024 and 2025, the Average Learning Period of the learners is estimated to be in the range of approximately one to five months. While the Group believes its estimates to be reasonable based on the currently available learners’ information, it may revise such estimates in the future according to the change in pattern of the learners’ learning behavior. Any adjustments arising from changes in the estimates of the Average Learning Periods is applied prospectively. Considering that the events or circumstances may change to suggest changes in the estimate made, the Group assesses the Average Learning Period for different courses on an annual basis or more frequently when there is an indicator for changes in circumstances.

For online community-based training camps, the learners start the learning process by selecting a camp and unlocking the courses in the camp. The Group’s experience shows that a certain portion of learners (the “Inactive Learners”) do not exercise their rights to unlock the training camps and start the learning process, these unexercised rights are referred to as “breakage”. Due to limited historical experience and historical data, the Group currently cannot make a reliable estimation about the breakage amount expected to be entitled to, so the breakage amount is only recognized as revenue when the likelihood of the learners exercising their rights becomes remote in accordance with ASC 606-10-55-48.

The Group continuously observes and analyzes the behavior of those Inactive Learners after their purchase, to determined when it becomes remote that the learners will start the learning process. No breakage revenue was recognized for the years ended June 30, 2023 as the remote condition had not been met. In March 2023, the Group started to assign long term Inactive Learners to training camps and unlock the courses for them. The Group recognized breakage revenue of RMB161,467 and RMB 91,387 for the year ended June 30, 2024 and 2025 as learner behavior shows that remote condition has been met after the courses were unlocked.

The Group will be able to estimate the breakage amount expected to be entitled to when it has accumulated sufficient historical experience and data, and will recognize the expected breakage amount as revenue in proportion to the pattern of rights actual exercised by the learners.

(ii)	Enterprise services

Revenue from enterprise services mainly includes marketing and referral fees earned from enterprise customers including financial intermediary enterprises which consist of insurance intermediaries and securities brokerage firms, and small-to-medium entities. The Group’s online education content enables third party financial intermediary enterprises to place their sponsored links and reach learners who have desire to purchase insurance products, to open new security trading accounts, or to purchase other products or services provided by the financial intermediary enterprises and small-to-medium entities.

Performance-based online marketing service contracts are signed between the Group and enterprise customers to establish the service to be provided by the Group and relevant performance measures. The Group is responsible for referring the individual learners to the financial intermediary enterprises or referring the products provided by enterprise customers to the individual learners. No enterprise service contract is signed between the Group and the learners who click on the sponsored links.

The Group considered the enterprise customers as its customers, and recognized performance-based online marketing and referral service revenue at the point in time when the service is completed. The determination of the revenue from enterprise services is based on (i) the number of eligible leads referred to the financial intermediary enterprises and (ii) a percentage-based commission or standard unit price for each qualified lead referred. The eligible leads referred to an insurance intermediary are typically leads which successfully purchased insurance products through the insurance intermediary. The eligible leads to a securities brokerage firm are typically leads which successfully opened a brokerage account with the brokerage firm and satisfied quality requirements, including maintaining a minimum balance of average daily asset held by the referred learners in their brokerage accounts. For the variable considerations, the Group only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.

(iii)	Consumer business

In early 2023, the Group began to engage in the consumer business through e-commerce leveraging the Group’s existing market position and user base and primarily provide wellness products to seniors. Before 2025, the Group either controlled the wellness products sold before transferring them to the customers. Starting from 2025, the Group also worked with certain third-party merchants and provided a platform for third-party merchants and end customers for the provision of wellness products.

In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of wellness products sold or the net amount earned as commissions. When the Group is a principal and when the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues are recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues are recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value added taxes.

Products revenue

The Group recognizes the wellness product revenue on a gross basis when the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods.

Net service revenue

The Group charges service fees to third-party merchants for participating in the Group’s online marketplace, where the Group is generally acting as an agent and its performance obligation is to arrange for the provision of wellness products and other goods or services by those third-party merchants. Upon successful sales, the Group charges the third-party merchants a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowances.

(iv)	Pop toy business

On March 31, 2025, the Group completed the acquisition of Shenzhen Letsvan which primarily operates the pop toy business. The Group recognizes revenues from the sales of pop toy products primarily through online platform and third-party distributors.

When pop toys are sold through self-operated online platform or other third-party e-commercial platform, revenues are recognized when the control of the products has transferred to the end customers, which is the point of acceptance by the end customers. Revenues from these sales are recognized based on the price, net of the estimated sales discounts at the time of sale. Transactions are settled through online payment platforms and payments are made in advance when the end customers place the purchase order.

When pop toys are sold through third-party distributors, revenues are recognized when control of the products has transferred, being when products are delivered to the third-party distributors. The third-party distributors have full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the third-party distributors’ acceptance of the products. Delivery occurs when the products have been shipped to the specified location, the risks of obsolescence and loss have been transferred to the third-party distributors.

(v)	Others

Other revenues for the year ended June 30, 2024 and 2025 are primarily derived from online language education for children provided by Kelly’s Education Limited, which was acquired in September 2023. Each contract of language learning service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Learning fee is generally collected in advance and is initially recorded as contract liability. The revenue is recognized proportionately as the learning sessions are delivered.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)	The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.
(ii)	The Group expenses the costs to obtain a contract as incurred when the expected amortization period is one year or less.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract liabilities

Contract liability is related to the payments received by the Group in advance from customers for which the Group’s revenue recognition criteria have not been met.

For online learning services, the service considerations are generally collected in advance and initially recorded as advance from customers during the contractual period where the Group allows the learners to ask for a full and unconditional refund. Subsequent to the expiry of the full-refund period, the balance of the advance from customers is reclassified as a contract liability, which is an obligation to transfer services to customers, after applying the constraints on variable consideration.

Revenue recognized during the years ended June 30, 2023, 2024 and 2025 that was included in the contract liabilities balances as of July 1, 2022, 2023 and 2024 amounted to approximately RMB384,729, RMB517,213 and RMB 385,227, respectively.

As of June 30, 2025, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB 273,575 which represents balances of contract liabilities which will be recognized as revenue in future periods. The Group expects to recognize RMB238,090 of this balance as revenue over the next 12 months.

Refund liabilities, which is an obligation to transfer cash, represent the consideration collected by the Group which it expects to refund to its customers according to refund policy after the full-refund period. Refund liabilities are estimated based on the historical refund ratio of the revenue streams. In the event that the actual amount of refund made exceeds the estimation, such excessive amount will be deducted from net revenues.

Revenue Disaggregation

The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Online learning services
- Financial literacy courses	1,874,627	1,307,365	881,370
- Skills upgrading courses	721,252	1,661,791	1,039,636
- Recreation and leisure courses	138,998	395,118	313,449
Subtotal	2,734,877	3,364,274	2,234,455
Consumer business	4,816	173,961	213,203
Enterprise services	340,934	247,732	187,253
Pop toy business	-	-	65,781
Others	754	9,364	24,900
Total revenues	3,081,381	3,795,331	2,725,592

Cost of revenues
(x)	Cost of revenues

Cost of revenues mainly consists of salaries and benefits (including share-based compensation expenses) of instructors and tutors who deliver premium courses, and the course content development staff who develop the premium courses, labor outsourcing costs, payment channel fees charged by third-party online payment providers, bandwidth costs, depreciation and amortization of properties and equipment, costs of course materials as well as cost of products sold, costs in relation to design and license, cost related to delivery of goods rendered to customers. The instructors and course content development staff are all full-time employees and their compensation primarily consists of base salary and bonus or performance-based compensations. The tutors consist of both full-time tutors and part-time tutors. Tutors’ compensation primarily consists of base salary and performance-based compensations.

Sales and marketing expenses
(y)	Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and marketing promotion expenses, labor outsourcing costs, salaries and benefits (including share-based compensation expenses) of sales department staff who are also responsible for developing and delivering introductory courses, and other expenses incurred by the Group’s sales and marketing personnel. Advertising expenses are generally paid to the third parties for online promotion and traffic acquisition and are expensed as sales and marketing expenses when the services are received. For the years ended June 30, 2023, 2024 and 2025, advertising and marketing promotion expenses were RMB1,743,473, RMB1,956,352 and RMB 1,146,771, respectively.

General and administrative expenses
(z)	General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including share-based compensation expenses) and related expenses for employees involved in general corporate functions, including finance, legal and human resources, rental fees, and professional service fees.

Research and development expenses
(aa)	Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) office rental, general expenses and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the development and enhancement of the Group’s applications and platforms.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development. The amount of the Group’s research and development expenses that qualify to be capitalized during the periods presented was immaterial, and as a result all development costs incurred for development of internal used software have been expensed as incurred.

Share-based compensation expenses
(ab)	Share-based compensation expenses

All share-based awards granted to the founder, management, directors and employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the graded-vesting method over the requisite service period, which is the vesting period. The Group accounts for share-based compensation benefits granted to grantee in accordance with ASC 718 Stock Compensation. Information relating to the plans is set out in Note 18.

The Group uses the binomial option-pricing model or other appropriate methods to estimate the fair value of share options. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, exercise multiple and expected dividend yield, if any.

Some awards are granted with service only conditions and some awards granted with both performance conditions and service conditions. For awards granted with performance conditions and service conditions, the Company evaluates the likelihood of performance conditions being met at each reporting period. Share-based compensation costs are recorded when the performance conditions are considered probable for the number of awards expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The Group has chosen to account for forfeitures related to service condition aspects when they occur. The compensation cost of the awards granted with performance conditions and service conditions is measured based on the fair value of the awards when all conditions to establish the grant date have been met.

Employee benefits
(ac)	Employee benefits

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of operations and comprehensive (loss)/income amounted to RMB124,922, RMB73,812 and RMB40,205 for the years ended June 30, 2023, 2024 and 2025, respectively. The total balances of employee welfare benefits, including the accruals for estimated underpaid amounts, were approximately RMB41,687 and RMB22,343 as of June 30, 2024 and 2025, respectively.

Taxation
(ad)	Taxation

Income taxes

Current income taxes are provided based on(loss)/income before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive (loss)/income in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

Value added Tax (“VAT”)

For services provided, the Group is subject to VAT at the rate of 6% depending on whether the entity is a general taxpayer, and related surcharges on revenue generated from providing services. For the sales of products, the Group is subject to VAT at the rate of 3% for small scale VAT taxpayer and 13% for general VAT payer. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the face of balance sheet. The Group records revenue net of value added tax and the Group records the related surcharges as cost of revenues.

Comprehensive (loss)/income
(ae)	Comprehensive (loss)/income

Comprehensive (loss)/income is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive (loss)/income includes net (loss)/income and foreign currency translation adjustments of the Group.

Segment reporting
(af)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The CODM reviews separate financial information presented for the Company’s three segments:1) Learning service and others, 2) Consumer business, and 3) pop toy business in order to allocate resources and evaluate the Company’s financial performance.

The CODM measures the performance of each segment primarily based on segment revenue and segment gross profit. The Group currently does not allocate operating expenses or assets to its segments for learning service and others and consumer business, as its CODM does not use such information to allocate resources or evaluate the performance of these two operating segments. As the Group’s long-lived assets are substantially all located in the PRC and substantial portion of the Group’s revenues are derived from the PRC, no geographical segments are presented.

Impact of newly adopted accounting pronouncement
(ag)	Impact of newly adopted accounting pronouncement

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which adds a requirement for public entities to disclose its significant segment expense categories and amounts for each reportable segment for all periods presented. This information is required to be disclosed at both interim and annual periods. In addition, this ASU requires a public entity to disclose the title and position of CODM in the consolidated financial statements. Public entities are also required to disclose how the CODM uses each reported measure of segment profit or loss to assess performance and allocate resources to the segments. The ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The Group included the applicable disclosures within Note 25 Segment Information.

Recently issued accounting pronouncements not yet adopted
(ah)	Recently issued accounting pronouncements not yet adopted

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid, among other enhancements to improve the effectiveness of income tax disclosures. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. For entities other than public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2025; however, early adoption is permitted. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Group is currently evaluating the impact the adoption of ASU 2023-09 will have on the consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement –Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires entities to disaggregate operating expenses into specific categories such as employee compensation, depreciation, and intangible asset amortization, by relevant expense caption on the statement of operations. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted on either a prospective or retrospective basis. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The standard is effective for interim and annual periods beginning after December 15, 2025. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of adopting ASU 2025-05.